Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating revenue:
Net revenues	$ 1,790,010	¥ 13,065,824	¥ 12,547,445	¥ 11,134,203
Operating expenses:
Origination, servicing expenses and other cost of revenue	(326,311)	(2,381,839)	(2,111,515)	(2,038,587)
Origination, servicing expenses and other cost of revenue-related party				(37)
Sales and marketing expenses	(275,952)	(2,014,254)	(1,887,442)	(1,685,022)
General and administrative expenses	(56,656)	(413,548)	(390,022)	(401,731)
Research and development expenses	(68,053)	(496,740)	(510,986)	(491,484)
Credit losses for quality assurance commitment	(628,451)	(4,587,254)	(4,422,802)	(3,195,220)
Provision for loans receivable	(43,842)	(320,013)	(586,843)	(415,902)
Provision for accounts receivable and contract assets	(43,436)	(317,049)	(253,948)	(390,882)
Total operating expenses	(1,442,701)	(10,530,697)	(10,163,558)	(8,618,865)
Other income
Other income, net	42,487	310,123	394,698	220,693
Profit before income tax expenses	389,796	2,845,250	2,778,585	2,736,031
Income tax expenses	(62,664)	(457,405)	(395,100)	(454,775)
Net profit	327,132	2,387,845	2,383,485	2,281,256
Net profit attributable to non-controlling interest shareholders	(644)	(4,699)	(42,650)	(14,874)
Net profit attributable to FinVolution Group’s ordinary shareholders	326,488	2,383,146	2,340,835	2,266,382
Net profit	327,132	2,387,845	2,383,485	2,281,256
Foreign currency translation adjustment, net of nil tax	1,729	12,620	27,769	69,006
Total comprehensive income	328,861	2,400,465	2,411,254	2,350,262
Total comprehensive income attributable to non-controlling interest shareholders	(644)	(4,699)	(42,650)	(14,874)
Total comprehensive income attributable to FinVolution Group’s ordinary shareholders	$ 328,217	¥ 2,395,766	¥ 2,368,604	¥ 2,335,388
Weighted average number of ordinary shares used in computing net profit per share
Basic	1,287,853,207	1,287,853,207	1,374,713,018	1,412,648,862
Diluted	1,320,229,492	1,320,229,492	1,402,947,561	1,454,291,316
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Basic | (per share)	$ 0.25	¥ 1.85	¥ 1.70	¥ 1.60
Diluted | (per share)	0.25	1.81	1.67	1.56
American Depositary Share [Member]
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Basic | (per share)	1.27	9.25	8.51	8.02
Diluted | (per share)	$ 1.24	¥ 9.03	¥ 8.34	¥ 7.79
Loan Facilitation Service Fees [Member]
Operating revenue:
Net revenues	$ 643,127	¥ 4,694,380	¥ 4,520,504	¥ 4,430,778
Postfacilitation Service Fees [Member
Operating revenue:
Net revenues	238,412	1,740,241	1,969,705	1,929,913
Guarantee Income [Member]
Operating revenue:
Net revenues	696,683	5,085,296	4,478,995	3,064,440
Net Interest Income [Member
Operating revenue:
Net revenues	116,967	853,779	1,049,379	1,174,204
Financial Service, Other [Member]
Operating revenue:
Net revenues	$ 94,821	¥ 692,128	¥ 528,862	¥ 534,868